SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands			2 Months Ended	12 Months Ended
		Jan. 08, 2026	Mar. 06, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased (in shares)	[1]			892,045	66,000	42,500
Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Shares repurchased (in shares)		738,515		820,045
Shares repurchased, consideration		$ 50,000	$ 50,000

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.